Condensed Consolidating Financial Information - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015	Oct. 31, 2014
Debt Instrument [Line Items]
Long-term debt	$ 9,099	$ 7,416
Dynegy, Inc | Unsecured Obligations:
Debt Instrument [Line Items]
Long-term debt	6,527	$ 5,675
Dynegy, Inc | Dynegy Senior Notes | Unsecured Obligations:
Debt Instrument [Line Items]
Long-term debt	$ 5,600		$ 5,100